Trade and other receivables (Details 1) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Trade and other receivables [abstract]
Beginning of the year		$ 1,302	$ 618
Adjustment of previous years (IFRS 9)		136
Recoveries	[1]	(65)	(59)
Used during the year		(330)	(470)
Additions	[1]	564	555
Currency translation adjustment		453	897
Deconsolidation			(227)
Inflation adjustment		(167)	(12)
End of the year		$ 1,893	$ 1,302

[1]	The creation and release of the provision for impaired receivables have been included in "Selling expenses" in the Statements of Income (Note.26).